Total
Lazard Emerging Markets Debt Portfolio
Lazard Emerging Markets Debt Portfolio
Investment Objective
The Portfolio seeks total return from current income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). Investors transacting in Institutional or R6 shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard Emerging Markets Debt Portfolio		Institutional Shares	Open Shares	R6 Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.18%	0.62%	0.19%
Total Annual Portfolio Operating Expenses		0.93%	1.62%	0.94%
Fee Waiver and/or Expense Reimbursement	[1]		0.47%	0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.93%	1.15%	0.90%
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2020 to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.15% and .90% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2020 to May 1, 2029, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively. All limitations on Total Annual Portfolio Operating Expenses are exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio. To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio's Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio's assets), the Investment Manager has contractually agreed, until May 1, 2020, to bear the expenses of the R6 Shares in the amount of such excess. This expense limitation agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard Emerging Markets Debt Portfolio - USD ($)	1 year	3 years	5 years	10 years
Institutional Shares	95	296	515	1,143
Open Shares	122	370	638	1,402
R6 Shares	92	287	498	1,108

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in debt securities issued or guaranteed by governments, government agencies or supranational bodies or companies or other private-sector entities, including fixed and/or floating rate investment grade and non-investment grade bonds, convertible securities, commercial paper, collateralized debt obligations, short- and medium-term obligations and other fixed-income obligations, and may invest in money market instruments such as certificates of deposit. The securities in which the Portfolio invests may be denominated in the US dollar, the Canadian dollar, the Euro, the Japanese yen, the Pound Sterling, or the local currency of the issuer.

Under normal circumstances, the Portfolio invests at least 80% of its assets in debt securities that are economically tied to emerging market countries. Emerging market countries include all countries not represented by the MSCI World Index. The Portfolio currently intends to focus its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe, although the allocation of the Portfolio’s assets among countries and regions may vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may invest without limitation in securities rated below investment grade (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by Standard & Poor’s Ratings Group) (“junk bonds”) or securities that are unrated. Additionally, the Portfolio is not restricted to investments in securities of any particular maturity or duration. Duration is an estimate of the sensitivity of the price (the value of principal) of a fixed-income security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

The Portfolio may enter into futures contracts on US Treasury securities to seek to hedge the Portfolio’s exposure to the risk of rising interest rates on US Treasury securities embedded in the Portfolio’s emerging market debt securities (to a greater or lesser degree, depending on the currency in which the debt security is denominated). Similarly, the Portfolio also may enter into futures contracts on US Treasury securities in combination with a credit default swap that provides exposure to emerging markets debt securities, baskets of securities or indices.

The Portfolio may, but is not required to enter into forward currency contracts and credit default swaps, for hedging purposes or to seek to increase returns.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Fixed-Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. Risks associated with rising interest rates are heightened given that the Federal Reserve has raised the federal funds rate several times in recent periods and may continue to increase rates in the future.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of a market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Non-Diversification Risk. The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Derivatives and Hedging Risk. Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts, over-the-counter options on currencies, swap agreements and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in value of the related currency, interest rate, security or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Debt Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of broad measures of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter:
Q1 12	7.52%

Worst Quarter:
Q2 18	-8.99%

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Global Diversified Index shown in the table is an unmanaged index created by the Investment Manager, and is a 50/50 blend of the JPMorgan Emerging Market Bond Index Global Diversified Index and the JPMorgan Government Bond Index—Emerging Markets Global Diversified Index.

Average Annual Returns - Lazard Emerging Markets Debt Portfolio	1 Year	5 Years	Life of Portfolio	Inception Date
Institutional Shares	(7.45%)	0.29%	1.68%	Feb. 28, 2011
Open Shares	(7.69%)	(0.01%)	1.38%	Feb. 28, 2011
R6 Shares	(7.24%)		0.57%	Jul. 28, 2016
After Taxes on Distributions | Institutional Shares	(9.63%)	(0.99%)	0.06%
After Taxes on Distributions and Sale of Fund Shares | Institutional Shares	(4.37%)	(0.32%)	0.65%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expense or taxes) | Institutional Shares	(4.26%)	4.80%	5.44%	Feb. 28, 2011
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expense or taxes) | Open Shares	(4.26%)	4.80%	5.44%	Feb. 28, 2011
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expense or taxes) | R6 Shares	(4.26%)	4.80%	1.48%	Jul. 28, 2016
JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expense or taxes) | Institutional Shares	(6.21%)	(0.96%)	(0.05%)	Feb. 28, 2011
JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expense or taxes) | Open Shares	(6.21%)	(0.96%)	(0.05%)	Feb. 28, 2011
JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expense or taxes) | R6 Shares	(6.21%)	(0.96%)	1.87%	Jul. 28, 2016
Global Diversified Index (reflects no deduction for fees, expense or taxes) | Institutional Shares	(5.15%)	1.95%	2.73%	Feb. 28, 2011
Global Diversified Index (reflects no deduction for fees, expense or taxes) | Open Shares	(5.15%)	1.95%	2.73%	Feb. 28, 2011
Global Diversified Index (reflects no deduction for fees, expense or taxes) | R6 Shares	(5.15%)	1.95%	1.74%	Jul. 28, 2016